Investment Strategy	Feb. 27, 2026
Leverage Shares 2x Capped Accelerated COIN Monthly ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund seeks to provide certain pre-determined outcomes (the “Outcomes”) based on the performance of the share price of Coinbase Global Inc. (NASDAQ: COIN) (“COIN” or the “Underlying Stock”) for investors who hold Fund shares over a full calendar month (the “Outcome Period”). The Outcomes sought by the Fund are:
●Approximately twice (2x) the share price return of the Underlying Stock (the “Accelerated Return”), up to an approximate upside limit (the “Approximate Cap”), and

●Downside performance that approximately tracks one for one the negative share price return of the Underlying Stock. The Fund does not provide a buffer, floor or other protection against losses.

The Outcomes are intended to be realized only by investors who hold Fund shares at the outset of the Outcome Period and continue to hold the shares through the end of the Outcome Period. Specifically, in order to hold Fund shares for the entirety of an Outcome Period, an investor must buy or continue holding shares at the close on the last trading day of the prior Outcome Period and sell or continue holding the shares at the close on the last trading day of the current Outcome Period.

If investors buy Fund shares after the start of the Outcome Period or sell Fund shares before the Outcome Period concludes, they may experience returns that differ significantly from the Outcomes. These include experiencing little or no gains related to the Accelerated Return or the Underlying Stock and losses that are greater than the Underlying Stock’s losses. The Fund does not provide a buffer, floor or other protection against losses. If the Underlying Stock’s share price decreases in value over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Fund shares for the entire Outcome Period with a return that matches the decrease in value experienced by the Underlying Stock. The Outcomes may not be achieved, and investors may lose some or all of their money.

The Fund will be offered indefinitely and is not intended to terminate after one or more Outcome Periods.

The Current Outcome Period

For the current Outcome Period of February 1, 2026 and ending on February 28, 2026, the Approximate Cap is 17.80%, before taking into account any fees or expenses charged to, or transaction costs incurred by, the Fund. When the Fund’s annualized management fee of 0.75% of its average daily net assets is taken into account, the Approximate Cap for the current Outcome Period is reduced to 17.73%. The returns that the Fund seeks to provide do not take into account expenses incurred by the Fund. Please visit the Fund’s page at https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-coin-monthly-etf for more information about the potential outcomes of an investment in the Fund during the current Outcome Period, including the remaining Approximate Cap.

The Fund’s Use of Options

The Fund principally buys and sells customized options that reference the Underlying Stock. The options in which the Fund transacts (typically, equity exchange-traded options contracts) are referred to generally as Flexible Exchange Options (“FLEX Options”). The Fund may transact in other exchange-traded options that reference the price performance of the Underlying Stock.

An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right but not the obligation to buy (in the case of a call option) or sell (in the case of a put option) a particular financial instrument at a specified future date for an agreed-upon price, commonly known as the “strike price”. When the Fund buys a call option, it pays a premium and receives the right, but not the obligation, to purchase shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. If the Fund buys a put option, it pays a premium and receives the right, but not the obligation, to sell shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a call option, it receives a premium and gives the purchaser of the option the right to purchase from the Fund shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a put option, it receives a premium and gives the purchaser of the option the right to sell to the Fund shares of the Underlying Stock or other reference asset at a strike price by or on expiration date.
FLEX Options provide the ability to customize key option contract terms such as strike price, style and expiration date. The options in which the Fund invests are European style, meaning they are exercisable at the strike price only on the expiration date. The Fund typically trades options that expire at or around the end of each Outcome Period. The options are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees the performance by counterparties to certain derivatives contracts. The OCC may make adjustments to FLEX Options for certain significant events.

As an in-the-money option held by the Fund approaches its expiration date, its value typically will increasingly move with the value of its reference asset, such as the Underlying Stock. However, the value of the options may change because of factors other than the value of the reference asset, including interest rate changes, dividends, the actual and perceived volatility of the reference asset, the remaining time until the options expire, limitations established by options exchanges, and trading conditions in the options market, among others. Due to these factors, the value of the options typically does not increase or decrease at the same rate as the Underlying Stock’s share price on a day-to-day basis. As a result, the Fund’s net asset value per share (“NAV”) may not increase or decrease at the same rate as the Underlying Stock’s share price.

Outcomes Targeted by the Fund

For each Outcome Period, the Fund obtains exposure to the share price return of the Underlying Stock by creating a synthetic long position in the Underlying Stock by buying a call option and selling a put option, each with a strike price that is approximately at-the-money (“ATM”) relative to the Underlying Stock and expiring in one month or later, that references the price performance of the Underlying Stock. Alternatively, the Fund may choose to use swaps to gain exposure to the share price return of the Underlying Stock. The Accelerated Return and Approximate Cap are typically created by trading a set of three call options, as described below, at the close of the last trading day of the prior Outcome Period.

Accelerated Return. The Fund creates the Accelerated Return by buying one ATM call with one month to expiration (the “Accelerated Return Call”). This exposure to the Underlying Stock, combined with the Fund’s investment in the synthetic long position in the Underlying Stock, creates the approximately double upside return.

Approximate Cap. The Fund creates the Approximate Cap by selling two call options that are each equal to the notional value of the Accelerated Return Call and the synthetic long position in the Underlying Stock. Each of these call options have a higher, out-of-the-money strike price relative to the Underlying Stock’s share price (the “Cap Options”). The Fund uses the premium collected from selling the Cap Options to cover the premium that it pays to buy the Accelerated Return Call. The Cap Options’ higher strike price prevents the Fund from realizing the benefit of any increase in the Underlying Stock’s share price above that strike price. The Approximate Cap for an Outcome Period is approximately twice the upside return implied by the strike price of the Cap Options for that Outcome Period. For example, if the Fund sets the strike price of the sold Cap Options at approximately 5% above the starting price of the Underlying Stock (e.g., 105% of its initial value), the Approximate Cap for the Fund would be approximately 110% of the Fund’s initial value. This reflects the Fund’s upside participation rate of approximately 2x the potential appreciation of the Underlying Stock between 100% and 105%. Even if the Underlying Stock appreciates beyond the higher-strike Cap Options’ call level of 105% of its initial value, the maximum return the Fund can achieve during the Outcome Period would be approximately 10%.

The Approximate Cap for each Outcome Period is determined on the last trading day of the preceding month. The strike price for the Cap Options depends on the market conditions when the option is sold and likely will be different for each Outcome Period, resulting in a different Approximate Cap for each Outcome Period. For example, the Approximate Cap for July will be set based on market conditions at the close of trading on the last trading day in June. If the Shares are held for an entire Outcome Period, this structure seeks to allow for amplified gains in moderately bullish markets, while exposing investors to 1x downside losses.

The Fund’s Accelerated Return and Approximate Cap (net of the management fee) for the current Outcome Period, along with the Fund’s current position relative to the Outcomes, is available and updated daily on the Fund’s page at https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-coin-monthly-etf.
On the last trading day of each Outcome Period, the Fund will trade a new set of options to create the synthetic long position in the Underlying Stock, the Accelerated Return and Approximate Cap for the next Outcome Period. For example, on the last trading day of July, the Fund would establish a new structure for August, and on the last trading day of August, it would establish the structure for September. After the close of business on the last trading day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Approximate Cap (gross and net of its management fee) for the next Outcome Period.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

Outcome Period

The Outcomes for an Outcome Period apply only to Fund shares that are held over the entire Outcome Period. An investor who purchases Fund shares after the beginning of an Outcome Period or who sells Fund shares before the end of an Outcome Period may not fully realize the Approximate Cap for the Outcome Period and may experience price returns that are different from the Outcomes. This is because, while the Outcomes are fixed levels that are calculated in relation to the Underlying Stock’s price and the Fund’s NAV at the start of that Outcome Period and generally remain constant throughout the Outcome Period, an investor who transacts in Fund shares during the Outcome Period will likely do so at a price that is different from the Fund’s NAV at the start of the Outcome Period.

For example, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Stock’s share price has increased from its price at the beginning of the Outcome Period, the investor’s upside limit may be lower than the Approximate Cap and the investor may experience losses that exceed the losses of the Underlying Stock for the remainder of the Outcome Period. Conversely, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Stock’s share price has decreased from its price at the beginning of the Outcome Period, the Fund may require a larger increase in the Underlying Stock’s share price before it reaches the Accelerated Return.

Fund and Underlying Stock Performance

If there are any inflows, or creation transactions, for the Fund during an Outcome Period, the Fund will typically seek to trade the same set of options as described above. This will occur even in circumstances where the Fund would receive a negligible premium for selling the Cap Options, which may give up more sizable returns to the extent that the option later becomes in-the-money.

The Fund’s market value and NAV may not correlate with the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the Approximate Cap and a downside that is significantly greater than the price return of the Underlying Stock. Investors may lose their entire investment, and an investment in the Fund is appropriate only for investors willing to bear those losses.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities or other instruments that provide exposure to COIN. The Fund will consider the notional value of its options positions for the purpose of assessing compliance with this 80% Policy.
The Underlying Stock

Coinbase Global, Inc.

Coinbase Global, Inc. (“Coinbase Global”) is a holding company whose primary operating subsidiary is Coinbase, Inc. Through its subsidiaries, Coinbase Global operates a platform that enables customers to engage in a wide range of activities related to crypto assets, including trading, staking, custody, spending, and earning. The common stock of Coinbase Global (COIN) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by Coinbase Global pursuant to the Exchange Act can be located by reference to the SEC file number 001-40289 through the SEC’s website at www.sec.gov. In addition, information regarding COIN may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This prospectus relates only to the securities offered hereby and does not relate to the shares of COIN or other securities of Coinbase Global. The Fund has derived all disclosures contained in this document regarding Coinbase Global from the publicly available documents. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any of their respective affiliates make any representation that such publicly available documents or any other publicly available information regarding Coinbase Global is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of COIN have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Coinbase Global could affect the value of the Fund’s investments with respect to COIN and therefore the value of the Fund.

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result of its investment strategy, the Fund will be concentrated in the industry to which Coinbase Global is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry to which Coinbase Global is assigned). As of the date of this prospectus, Coinbase Global is assigned to the digital asset and institutional financial services industry.

Strategy Portfolio Concentration [Text]	As a result of its investment strategy, the Fund will be concentrated in the industry to which Coinbase Global is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry to which Coinbase Global is assigned). As of the date of this prospectus, Coinbase Global is assigned to the digital asset and institutional financial services industry.
Leverage Shares 2x Capped Accelerated MSTR Monthly ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund seeks to provide certain pre-determined outcomes (the “Outcomes”) based on the performance of the share price of MicroStrategy Incorporated (NASDAQ: MSTR) (“MSTR” or the “Underlying Stock”) for investors who hold Fund shares over a full calendar month (the “Outcome Period”). The Outcomes sought by the Fund are:

●Approximately twice (2x) the share price return of the Underlying Stock (the “Accelerated Return”), up to an approximate upside limit (the “Approximate Cap”), and
●Downside performance that approximately tracks one for one the negative share price return of the Underlying Stock. The Fund does not provide a buffer, floor or other protection against losses.

The Outcomes are intended to be realized only by investors who hold Fund shares at the outset of the Outcome Period and continue to hold the shares through the end of the Outcome Period. Specifically, in order to hold Fund shares for the entirety of an Outcome Period, an investor must buy or continue holding shares at the close on the last trading day of the prior Outcome Period and sell or continue holding the shares at the close on the last trading day of the current Outcome Period.

If investors buy Fund shares after the start of the Outcome Period or sell Fund shares before the Outcome Period concludes, they may experience returns that differ significantly from the Outcomes. These include experiencing little or no gains related to the Accelerated Return or the Underlying Stock and losses that are greater than the Underlying Stock’s losses. The Fund does not provide a buffer, floor or other protection against losses. If the Underlying Stock’s share price decreases in value over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Fund shares for the entire Outcome Period with a return that matches the decrease in value experienced by the Underlying Stock. The Outcomes may not be achieved, and investors may lose some or all of their money.

The Fund will be offered indefinitely and is not intended to terminate after one or more Outcome Periods.

The Current Outcome Period

For the current Outcome Period of February 1, 2026 and ending on February 28, 2026, the Approximate Cap is 20.68%, before taking into account any fees or expenses charged to, or transaction costs incurred by, the Fund. When the Fund’s annualized management fee of 0.75% of its average daily net assets is taken into account, the Approximate Cap for the current Outcome Period is reduced to 20.62%. The returns that the Fund seeks to provide do not take into account expenses incurred by the Fund. Please visit the Fund’s page on https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-mstr-monthly-etf for more information about the potential outcomes of an investment in the Fund during the current Outcome Period, including the remaining Approximate Cap.

The Fund’s Use of Options

The Fund principally buys and sells customized options that reference the Underlying Stock. The options in which the Fund transacts (typically, equity exchange-traded options contracts) are referred to generally as Flexible Exchange Options (“FLEX Options”). The Fund may transact in other exchange-traded options that reference the price performance of the Underlying Stock.

An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right but not the obligation to buy (in the case of a call option) or sell (in the case of a put option) a particular financial instrument at a specified future date for an agreed-upon price, commonly known as the “strike price”. When the Fund buys a call option, it pays a premium and receives the right, but not the obligation, to purchase shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. If the Fund buys a put option, it pays a premium and receives the right, but not the obligation, to sell shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a call option, it receives a premium and gives the purchaser of the option the right to purchase from the Fund shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a put option, it receives a premium and gives the purchaser of the option the right to sell to the Fund shares of the Underlying Stock or other reference asset at a strike price by or on expiration date.

FLEX Options provide the ability to customize key option contract terms such as strike price, style and expiration date. The options in which the Fund invests are European style, meaning they are exercisable at the strike price only on the expiration date. The Fund typically trades options that expire at or around the end of each Outcome Period. The options are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees the performance by counterparties to certain derivatives contracts. The OCC may make adjustments to FLEX Options for certain significant events.
As an in-the-money option held by the Fund approaches its expiration date, its value typically will increasingly move with the value of its reference asset, such as the Underlying Stock. However, the value of the options may change because of factors other than the value of the reference asset, including interest rate changes, dividends, the actual and perceived volatility of the reference asset, the remaining time until the options expire, limitations established by options exchanges, and trading conditions in the options market, among others. Due to these factors, the value of the options typically does not increase or decrease at the same rate as the Underlying Stock’s share price on a day-to-day basis. As a result, the Fund’s net asset value per share (“NAV”) may not increase or decrease at the same rate as the Underlying Stock’s share price.

Outcomes Targeted by the Fund

For each Outcome Period, the Fund obtains exposure to the share price return of the Underlying Stock by creating a synthetic long position in the Underlying Stock by buying a call option and selling a put option, each with a strike price that is approximately at-the-money (“ATM”) relative to the Underlying Stock and expiring in one month or later, that references the price performance of the Underlying Stock. Alternatively, the Fund may choose to use swaps to gain exposure to the share price return of the Underlying Stock. The Accelerated Return and Approximate Cap are typically created by trading a set of three call options, as described below, at the close of the last trading day of the prior Outcome Period.

Accelerated Return. The Fund creates the Accelerated Return by buying one ATM call with one month to expiration (the “Accelerated Return Call”). This exposure to the Underlying Stock, combined with the Fund’s investment in the synthetic long position in the Underlying Stock, creates the approximately double upside return.

Approximate Cap. The Fund creates the Approximate Cap by selling two call options that are each equal to the notional value of the Accelerated Return Call and the synthetic long position in the Underlying Stock. Each of these call options have a higher, out-of-the-money strike price relative to the Underlying Stock’s share price (the “Cap Options”). The Fund uses the premium collected from selling the Cap Options to cover the premium that it pays to buy the Accelerated Return Call. The Cap Options’ higher strike price prevents the Fund from realizing the benefit of any increase in the Underlying Stock’s share price above that strike price. The Approximate Cap for an Outcome Period is approximately twice the upside return implied by the strike price of the Cap Options for that Outcome Period. For example, if the Fund sets the strike price of the sold Cap Options at approximately 5% above the starting price of the Underlying Stock (e.g., 105% of its initial value), the Approximate Cap for the Fund would be approximately 110% of the Fund’s initial value. This reflects the Fund’s upside participation rate of approximately 2x the potential appreciation of the Underlying Stock between 100% and 105%. Even if the Underlying Stock appreciates beyond the higher-strike Cap Options’ call level of 105% of its initial value, the maximum return the Fund can achieve during the Outcome Period would be approximately 10%.

The Approximate Cap for each Outcome Period is determined on the last trading day of the preceding month. The strike price for the Cap Options depends on the market conditions when the option is sold and likely will be different for each Outcome Period, resulting in a different Approximate Cap for each Outcome Period. For example, the Approximate Cap for July will be set based on market conditions at the close of trading on the last trading day in June. If the Shares are held for an entire Outcome Period, this structure seeks to allow for amplified gains in moderately bullish markets, while exposing investors to 1x downside losses.

The Fund’s Accelerated Return and Approximate Cap (net of the management fee) for the current Outcome Period, along with the Fund’s current position relative to the Outcomes, is available and updated daily on the Fund’s page at http://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-mstr-monthly-etf.
On the last trading day of each Outcome Period, the Fund will trade a new set of options to create the synthetic long position in the Underlying Stock, the Accelerated Return and Approximate Cap for the next Outcome Period. For example, on the last trading day of July, the Fund would establish a new structure for August, and on the last trading day of August, it would establish the structure for September. After the close of business on the last trading day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Approximate Cap (gross and net of its management fee) for the next Outcome Period.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

Outcome Period

The Outcomes for an Outcome Period apply only to Fund shares that are held over the entire Outcome Period. An investor who purchases Fund shares after the beginning of an Outcome Period or who sells Fund shares before the end of an Outcome Period may not fully realize the Approximate Cap for the Outcome Period and may experience price returns that are different from the Outcomes. This is because, while the Outcomes are fixed levels that are calculated in relation to the Underlying Stock’s price and the Fund’s NAV at the start of that Outcome Period and generally remain constant throughout the Outcome Period, an investor who transacts in Fund shares during the Outcome Period will likely do so at a price that is different from the Fund’s NAV at the start of the Outcome Period.

For example, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Stock’s share price has increased from its price at the beginning of the Outcome Period, the investor’s upside limit may be lower than the Approximate Cap and the investor may experience losses that exceed the losses of the Underlying Stock for the remainder of the Outcome Period. Conversely, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Stock’s share price has decreased from its price at the beginning of the Outcome Period, the Fund may require a larger increase in the Underlying Stock’s share price before it reaches the Accelerated Return.

Fund and Underlying Stock Performance

If there are any inflows, or creation transactions, for the Fund during an Outcome Period, the Fund will typically seek to trade the same set of options as described above. This will occur even in circumstances where the Fund would receive a negligible premium for selling the Cap Options, which may give up more sizable returns to the extent that the option later becomes in-the-money.

The Fund’s market value and NAV may not correlate with the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the Approximate Cap and a downside that is significantly greater than the price return of the Underlying Stock. Investors may lose their entire investment, and an investment in the Fund is appropriate only for investors willing to bear those losses.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities or other instruments that provide exposure to MSTR. The Fund will consider the notional value of its options positions for the purpose of assessing compliance with this 80% Policy.
The Underlying Stock

MicroStrategy Incorporated

MicroStrategy Incorporated (“MicroStrategy Inc.”) engages in the provision of business intelligence, mobility software and cloud-based services. MicroStrategy Inc. has two main strategies for its business operations. One is to acquire and hold bitcoin, while the other is to grow its enterprise. The common stock of MicroStrategy Inc. (MSTR) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by MicroStrategy Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 000-24435 through the SEC’s website at www.sec.gov. In addition, information regarding MSTR may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This prospectus relates only to the securities offered hereby and does not relate to the shares of MSTR or other securities of MicroStrategy Inc. The Fund has derived all disclosures contained in this document regarding MicroStrategy Inc. from the publicly available documents. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding MicroStrategy Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MSTR have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning MicroStrategy Inc. could affect the value of the Fund’s investments with respect to MSTR and therefore the value of the Fund

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result of its investment strategy, the Fund will be concentrated in the industry to which MicroStrategy Inc. is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry to which MicroStrategy Inc. is assigned). As of the date of this prospectus, MicroStrategy Inc. is assigned to the computer software industry.

Strategy Portfolio Concentration [Text]	As a result of its investment strategy, the Fund will be concentrated in the industry to which MicroStrategy Inc. is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry to which MicroStrategy Inc. is assigned). As of the date of this prospectus, MicroStrategy Inc. is assigned to the computer software industry.
Leverage Shares 2x Capped Accelerated NVDA Monthly ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund seeks to provide certain pre-determined outcomes (the “Outcomes”) based on the performance of the share price of NVIDIA Corporation (NASDAQ: NVDA) (“NVDA” or the “Underlying Stock”) for investors who hold Fund shares over a full calendar month (the “Outcome Period”). The Outcomes sought by the Fund are:

●Approximately twice (2x) the share price return of the Underlying Stock (the “Accelerated Return”), up to an approximate upside limit (the “Approximate Cap”), and
●Downside performance that approximately tracks one for one the negative share price return of the Underlying Stock. The Fund does not provide a buffer, floor or other protection against losses.

The Outcomes are intended to be realized only by investors who hold Fund shares at the outset of the Outcome Period and continue to hold the shares through the end of the Outcome Period. Specifically, in order to hold Fund shares for the entirety of an Outcome Period, an investor must buy or continue holding shares at the close on the last trading day of the prior Outcome Period and sell or continue holding the shares at the close on the last trading day of the current Outcome Period.

If investors buy Fund shares after the start of the Outcome Period or sell Fund shares before the Outcome Period concludes, they may experience returns that differ significantly from the Outcomes. These include experiencing little or no gains related to the Accelerated Return or the Underlying Stock and losses that are greater than the Underlying Stock’s losses. The Fund does not provide a buffer, floor or other protection against losses. If the Underlying Stock’s share price decreases in value over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Fund shares for the entire Outcome Period with a return that matches the decrease in value experienced by the Underlying Stock. The Outcomes may not be achieved, and investors may lose some or all of their money.

The Fund will be offered indefinitely and is not intended to terminate after one or more Outcome Periods.

The Current Outcome Period

For the current Outcome Period of February 1, 2026 and ending on February 28, 2026, the Approximate Cap is 10.84%, before taking into account any fees or expenses charged to, or transaction costs incurred by, the Fund. When the Fund’s annualized management fee of 0.75% of its average daily net assets is taken into account, the Approximate Cap for the current Outcome Period is reduced to 10.78%. The returns that the Fund seeks to provide do not take into account expenses incurred by the Fund. Please visit the Fund’s page at https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-nvda-monthly-etf for more information about the potential outcomes of an investment in the Fund during the current Outcome Period, including the remaining Approximate Cap.

The Fund’s Use of Options

The Fund principally buys and sells customized options that reference the Underlying Stock. The options in which the Fund transacts (typically, equity exchange-traded options contracts) are referred to generally as Flexible Exchange Options (“FLEX Options”). The Fund may transact in other exchange-traded options that reference the price performance of the Underlying Stock.

An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right but not the obligation to buy (in the case of a call option) or sell (in the case of a put option) a particular financial instrument at a specified future date for an agreed-upon price, commonly known as the “strike price”. When the Fund buys a call option, it pays a premium and receives the right, but not the obligation, to purchase shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. If the Fund buys a put option, it pays a premium and receives the right, but not the obligation, to sell shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a call option, it receives a premium and gives the purchaser of the option the right to purchase from the Fund shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a put option, it receives a premium and gives the purchaser of the option the right to sell to the Fund shares of the Underlying Stock or other reference asset at a strike price by or on expiration date.

FLEX Options provide the ability to customize key option contract terms such as strike price, style and expiration date. The options in which the Fund invests are European style, meaning they are exercisable at the strike price only on the expiration date. The Fund typically trades options that expire at or around the end of each Outcome Period. The options are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees the performance by counterparties to certain derivatives contracts. The OCC may make adjustments to FLEX Options for certain significant events.
As an in-the-money option held by the Fund approaches its expiration date, its value typically will increasingly move with the value of its reference asset, such as the Underlying Stock. However, the value of the options may change because of factors other than the value of the reference asset, including interest rate changes, dividends, the actual and perceived volatility of the reference asset, the remaining time until the options expire, limitations established by options exchanges, and trading conditions in the options market, among others. Due to these factors, the value of the options typically does not increase or decrease at the same rate as the Underlying Stock’s share price on a day-to-day basis. As a result, the Fund’s net asset value per share (“NAV”) may not increase or decrease at the same rate as the Underlying Stock’s share price.

Outcomes Targeted by the Fund

For each Outcome Period, the Fund obtains exposure to the share price return of the Underlying Stock by creating a synthetic long position in the Underlying Stock by buying a call option and selling a put option, each with a strike price that is approximately at-the-money (“ATM”) relative to the Underlying Stock and expiring in one month or later, that references the price performance of the Underlying Stock. Alternatively, the Fund may choose to use swaps to gain exposure to the share price return of the Underlying Stock. The Accelerated Return and Approximate Cap are typically created by trading a set of three call options, as described below, at the close of the last trading day of the prior Outcome Period.

Accelerated Return. The Fund creates the Accelerated Return by buying one ATM call with one month to expiration (the “Accelerated Return Call”). This exposure to the Underlying Stock, combined with the Fund’s investment in the synthetic long position in the Underlying Stock, creates the approximately double upside return.

Approximate Cap. The Fund creates the Approximate Cap by selling two call options that are each equal to the notional value of the Accelerated Return Call and the synthetic long position in the Underlying Stock. Each of these call options have a higher, out-of-the-money strike price relative to the Underlying Stock’s share price (the “Cap Options”). The Fund uses the premium collected from selling the Cap Options to cover the premium that it pays to buy the Accelerated Return Call. The Cap Options’ higher strike price prevents the Fund from realizing the benefit of any increase in the Underlying Stock’s share price above that strike price. The Approximate Cap for an Outcome Period is approximately twice the upside return implied by the strike price of the Cap Options for that Outcome Period. For example, if the Fund sets the strike price of the sold Cap Options at approximately 5% above the starting price of the Underlying Stock (e.g., 105% of its initial value), the Approximate Cap for the Fund would be approximately 110% of the Fund’s initial value. This reflects the Fund’s upside participation rate of approximately 2x the potential appreciation of the Underlying Stock between 100% and 105%. Even if the Underlying Stock appreciates beyond the higher-strike Cap Options’ call level of 105% of its initial value, the maximum return the Fund can achieve during the Outcome Period would be approximately 10%.

The Approximate Cap for each Outcome Period is determined on the last trading day of the preceding month. The strike price for the Cap Options depends on the market conditions when the option is sold and likely will be different for each Outcome Period, resulting in a different Approximate Cap for each Outcome Period. For example, the Approximate Cap for July will be set based on market conditions at the close of trading on the last trading day in June. If the Shares are held for an entire Outcome Period, this structure seeks to allow for amplified gains in moderately bullish markets, while exposing investors to 1x downside losses.

The Fund’s Accelerated Return and Approximate Cap (net of the management fee) for the current Outcome Period, along with the Fund’s current position relative to the Outcomes, is available and updated daily on the Fund’s page at https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-nvda-monthly-etf.
On the last trading day of each Outcome Period, the Fund will trade a new set of options to create the synthetic long position in the Underlying Stock, the Accelerated Return and Approximate Cap for the next Outcome Period. For example, on the last trading day of July, the Fund would establish a new structure for August, and on the last trading day of August, it would establish the structure for September. After the close of business on the last trading day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Approximate Cap (gross and net of its management fee) for the next Outcome Period.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

Outcome Period

The Outcomes for an Outcome Period apply only to Fund shares that are held over the entire Outcome Period. An investor who purchases Fund shares after the beginning of an Outcome Period or who sells Fund shares before the end of an Outcome Period may not fully realize the Approximate Cap for the Outcome Period and may experience price returns that are different from the Outcomes. This is because, while the Outcomes are fixed levels that are calculated in relation to the Underlying Stock’s price and the Fund’s NAV at the start of that Outcome Period and generally remain constant throughout the Outcome Period, an investor who transacts in Fund shares during the Outcome Period will likely do so at a price that is different from the Fund’s NAV at the start of the Outcome Period.

For example, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Stock’s share price has increased from its price at the beginning of the Outcome Period, the investor’s upside limit may be lower than the Approximate Cap and the investor may experience losses that exceed the losses of the Underlying Stock for the remainder of the Outcome Period. Conversely, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Stock’s share price has decreased from its price at the beginning of the Outcome Period, the Fund may require a larger increase in the Underlying Stock’s share price before it reaches the Accelerated Return.

Fund and Underlying Stock Performance

If there are any inflows, or creation transactions, for the Fund during an Outcome Period, the Fund will typically seek to trade the same set of options as described above. This will occur even in circumstances where the Fund would receive a negligible premium for selling the Cap Options, which may give up more sizable returns to the extent that the option later becomes in-the-money.

The Fund’s market value and NAV may not correlate with the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the Approximate Cap and a downside that is significantly greater than the price return of the Underlying Stock. Investors may lose their entire investment, and an investment in the Fund is appropriate only for investors willing to bear those losses.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities or other instruments that provide exposure to NVDA. The Fund will consider the notional value of its options positions for the purpose of assessing compliance with this 80% Policy.
The Underlying Stock

NVIDIA Corporation

NVIDIA Corporation (“NVIDIA Corp.”) is a computing platform company. NVIDIA designs and develops graphics processing units (GPUs), central processing units (CPUs), networking solutions, and related software and systems for use in accelerated computing. Nvidia Corporation’s platforms are used to power applications in artificial intelligence, data center computing, gaming, professional visualization, and autonomous vehicles. Nvidia Corporation pioneered accelerated computing to address complex computational workloads, and its graphics processing unit-accelerated platforms have become foundational to modern artificial intelligence, including deep learning and data analytics. The common stock of NVIDIA Corp. (NVDA) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by NVIDIA Corp. pursuant to the Exchange Act can be located by reference to the SEC file number 0-23985 through the SEC’s website at www.sec.gov. In addition, information regarding NVDA may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This prospectus relates only to the securities offered hereby and does not relate to the shares of NVDA or other securities of NVIDIA Corp. The Fund has derived all disclosures contained in this document regarding NVIDIA Corp. from the publicly available documents. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding NVIDIA Corp. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of NVDA have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning NVIDIA Corp. could affect the value of the Fund’s investments with respect to NVDA and therefore the value of the Fund.

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result of its investment strategy, the Fund will be concentrated in the industry to which NVIDIA Corp. is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry to which NVIDIA Corp. is assigned). As of the date of this prospectus, NVIDIA Corp. is assigned to semiconductors industry.

Strategy Portfolio Concentration [Text]	As a result of its investment strategy, the Fund will be concentrated in the industry to which NVIDIA Corp. is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry to which NVIDIA Corp. is assigned). As of the date of this prospectus, NVIDIA Corp. is assigned to semiconductors industry.
Leverage Shares 2x Capped Accelerated PLTR Monthly ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund seeks to provide certain pre-determined outcomes (the “Outcomes”) based on the performance of the share price of Palantir Technologies Inc. (NASDAQ: PLTR) (“PLTR” or the “Underlying Stock”) for investors who hold Fund shares over a full calendar month (the “Outcome Period”). The Outcomes sought by the Fund are:

●Approximately twice (2x) the share price return of the Underlying Stock (the “Accelerated Return”), up to an approximate upside limit (the “Approximate Cap”), and
●Downside performance that approximately tracks one for one the negative share price return of the Underlying Stock. The Fund does not provide a buffer, floor or other protection against losses.

The Outcomes are intended to be realized only by investors who hold Fund shares at the outset of the Outcome Period and continue to hold the shares through the end of the Outcome Period. Specifically, in order to hold Fund shares for the entirety of an Outcome Period, an investor must buy or continue holding shares at the close on the last trading day of the prior Outcome Period and sell or continue holding the shares at the close on the last trading day of the current Outcome Period.

If investors buy Fund shares after the start of the Outcome Period or sell Fund shares before the Outcome Period concludes, they may experience returns that differ significantly from the Outcomes. These include experiencing little or no gains related to the Accelerated Return or the Underlying Stock and losses that are greater than the Underlying Stock’s losses. The Fund does not provide a buffer, floor or other protection against losses. If the Underlying Stock’s share price decreases in value over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Fund shares for the entire Outcome Period with a return that matches the decrease in value experienced by the Underlying Stock. The Outcomes may not be achieved, and investors may lose some or all of their money.

The Fund will be offered indefinitely and is not intended to terminate after one or more Outcome Periods.

The Current Outcome Period

For the current Outcome Period of February 1, 2026 and ending on February 28, 2026, the Approximate Cap is 17.00%, before taking into account any fees or expenses charged to, or transaction costs incurred by, the Fund. When the Fund’s annualized management fee of 0.75% of its average daily net assets is taken into account, the Approximate Cap for the current Outcome Period is reduced to 16.94%. The returns that the Fund seeks to provide do not take into account expenses incurred by the Fund. Please visit the Fund’s page at https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-pltr-monthly-etf for more information about the potential outcomes of an investment in the Fund during the current Outcome Period, including the remaining Approximate Cap.

The Fund’s Use of Options

The Fund principally buys and sells customized options that reference the Underlying Stock. The options in which the Fund transacts (typically, equity exchange-traded options contracts) are referred to generally as Flexible Exchange Options (“FLEX Options”). The Fund may transact in other exchange-traded options that reference the price performance of the Underlying Stock.

An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right but not the obligation to buy (in the case of a call option) or sell (in the case of a put option) a particular financial instrument at a specified future date for an agreed-upon price, commonly known as the “strike price”. When the Fund buys a call option, it pays a premium and receives the right, but not the obligation, to purchase shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. If the Fund buys a put option, it pays a premium and receives the right, but not the obligation, to sell shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a call option, it receives a premium and gives the purchaser of the option the right to purchase from the Fund shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a put option, it receives a premium and gives the purchaser of the option the right to sell to the Fund shares of the Underlying Stock or other reference asset at a strike price by or on expiration date.

FLEX Options provide the ability to customize key option contract terms such as strike price, style and expiration date. The options in which the Fund invests are European style, meaning they are exercisable at the strike price only on the expiration date. The Fund typically trades options that expire at or around the end of each Outcome Period. The options are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees the performance by counterparties to certain derivatives contracts. The OCC may make adjustments to FLEX Options for certain significant events.
As an in-the-money option held by the Fund approaches its expiration date, its value typically will increasingly move with the value of its reference asset, such as the Underlying Stock. However, the value of the options may change because of factors other than the value of the reference asset, including interest rate changes, dividends, the actual and perceived volatility of the reference asset, the remaining time until the options expire, limitations established by options exchanges, and trading conditions in the options market, among others. Due to these factors, the value of the options typically does not increase or decrease at the same rate as the Underlying Stock’s share price on a day-to-day basis. As a result, the Fund’s net asset value per share (“NAV”) may not increase or decrease at the same rate as the Underlying Stock’s share price.

Outcomes Targeted by the Fund

For each Outcome Period, the Fund obtains exposure to the share price return of the Underlying Stock by creating a synthetic long position in the Underlying Stock by buying a call option and selling a put option, each with a strike price that is approximately at-the-money (“ATM”) relative to the Underlying Stock and expiring in one month or later, that references the price performance of the Underlying Stock. Alternatively, the Fund may choose to use swaps to gain exposure to the share price return of the Underlying Stock. The Accelerated Return and Approximate Cap are typically created by trading a set of three call options, as described below, at the close of the last trading day of the prior Outcome Period.

Accelerated Return. The Fund creates the Accelerated Return by buying one ATM call with one month to expiration (the “Accelerated Return Call”). This exposure to the Underlying Stock, combined with the Fund’s investment in the synthetic long position in the Underlying Stock, creates the approximately double upside return.

Approximate Cap. The Fund creates the Approximate Cap by selling two call options that are each equal to the notional value of the Accelerated Return Call and the synthetic long position in the Underlying Stock. Each of these call options have a higher, out-of-the-money strike price relative to the Underlying Stock’s share price (the “Cap Options”). The Fund uses the premium collected from selling the Cap Options to cover the premium that it pays to buy the Accelerated Return Call. The Cap Options’ higher strike price prevents the Fund from realizing the benefit of any increase in the Underlying Stock’s share price above that strike price. The Approximate Cap for an Outcome Period is approximately twice the upside return implied by the strike price of the Cap Options for that Outcome Period. For example, if the Fund sets the strike price of the sold Cap Options at approximately 5% above the starting price of the Underlying Stock (e.g., 105% of its initial value), the Approximate Cap for the Fund would be approximately 110% of the Fund’s initial value. This reflects the Fund’s upside participation rate of approximately 2x the potential appreciation of the Underlying Stock between 100% and 105%. Even if the Underlying Stock appreciates beyond the higher-strike Cap Options’ call level of 105% of its initial value, the maximum return the Fund can achieve during the Outcome Period would be approximately 10%.

The Approximate Cap for each Outcome Period is determined on the last trading day of the preceding month. The strike price for the Cap Options depends on the market conditions when the option is sold and likely will be different for each Outcome Period, resulting in a different Approximate Cap for each Outcome Period. For example, the Approximate Cap for July will be set based on market conditions at the close of trading on the last trading day in June. If the Shares are held for an entire Outcome Period, this structure seeks to allow for amplified gains in moderately bullish markets, while exposing investors to 1x downside losses.

The Fund’s Accelerated Return and Approximate Cap (net of the management fee) for the current Outcome Period, along with the Fund’s current position relative to the Outcomes, is available and updated daily on the Fund’s page at http://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-pltr-monthly-etf.
On the last trading day of each Outcome Period, the Fund will trade a new set of options to create the synthetic long position in the Underlying Stock, the Accelerated Return and Approximate Cap for the next Outcome Period. For example, on the last trading day of July, the Fund would establish a new structure for August, and on the last trading day of August, it would establish the structure for September. After the close of business on the last trading day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Approximate Cap (gross and net of its management fee) for the next Outcome Period.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

Outcome Period

The Outcomes for an Outcome Period apply only to Fund shares that are held over the entire Outcome Period. An investor who purchases Fund shares after the beginning of an Outcome Period or who sells Fund shares before the end of an Outcome Period may not fully realize the Approximate Cap for the Outcome Period and may experience price returns that are different from the Outcomes. This is because, while the Outcomes are fixed levels that are calculated in relation to the Underlying Stock’s price and the Fund’s NAV at the start of that Outcome Period and generally remain constant throughout the Outcome Period, an investor who transacts in Fund shares during the Outcome Period will likely do so at a price that is different from the Fund’s NAV at the start of the Outcome Period.

For example, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Stock’s share price has increased from its price at the beginning of the Outcome Period, the investor’s upside limit may be lower than the Approximate Cap and the investor may experience losses that exceed the losses of the Underlying Stock for the remainder of the Outcome Period. Conversely, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Stock’s share price has decreased from its price at the beginning of the Outcome Period, the Fund may require a larger increase in the Underlying Stock’s share price before it reaches the Accelerated Return.

Fund and Underlying Stock Performance

If there are any inflows, or creation transactions, for the Fund during an Outcome Period, the Fund will typically seek to trade the same set of options as described above. This will occur even in circumstances where the Fund would receive a negligible premium for selling the Cap Options, which may give up more sizable returns to the extent that the option later becomes in-the-money.

The Fund’s market value and NAV may not correlate with the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the Approximate Cap and a downside that is significantly greater than the price return of the Underlying Stock. Investors may lose their entire investment, and an investment in the Fund is appropriate only for investors willing to bear those losses.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities or other instruments that provide exposure to PLTR. The Fund will consider the notional value of its options positions for the purpose of assessing compliance with this 80% Policy.
The Underlying Stock

Palantir Technologies Inc.

Palantir Technologies Inc. (“Palantir”) is a software company that develops and deploys platforms designed to enable organizations to integrate, manage and analyze large volumes of data and to operationalize artificial intelligence across their enterprises. Palantir’s platforms were initially developed to support the intelligence community in counterterrorism and defense-related operations in the United States and allied countries and have since been adopted by government agencies and commercial enterprises across a wide range of industries. The common stock of Palantir (PLTR) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by Palantir pursuant to the Exchange Act can be located by reference to the SEC file number 001-39540 through the SEC’s website at www.sec.gov. In addition, information regarding PLTR may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This prospectus relates only to the securities offered hereby and does not relate to the shares of PLTR or other securities of Palantir. The Fund has derived all disclosures contained in this document regarding Palantir from the publicly available documents. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Palantir is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of PLTR have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Palantir could affect the value of the Fund’s investments with respect to PLTR and therefore the value of the Fund.

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result of its investment strategy, the Fund will be concentrated in the industry to which Palantir is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry to which Palantir is assigned). As of the date of this prospectus, Palantir is assigned to the software and services industry.

Strategy Portfolio Concentration [Text]	As a result of its investment strategy, the Fund will be concentrated in the industry to which Palantir is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry to which Palantir is assigned). As of the date of this prospectus, Palantir is assigned to the software and services industry.
Leverage Shares 2x Capped Accelerated TSLA Monthly ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund seeks to provide certain pre-determined outcomes (the “Outcomes”) based on the performance of the share price of Tesla, Inc. (NASDAQ: TSLA) (“TSLA” or the “Underlying Stock”) for investors who hold Fund shares over a full calendar month (the “Outcome Period”). The Outcomes sought by the Fund are:

●Approximately twice (2x) the share price return of the Underlying Stock (the “Accelerated Return”), up to an approximate upside limit (the “Approximate Cap”), and
●Downside performance that approximately tracks one for one the negative share price return of the Underlying Stock. The Fund does not provide a buffer, floor or other protection against losses.

The Outcomes are intended to be realized only by investors who hold Fund shares at the outset of the Outcome Period and continue to hold the shares through the end of the Outcome Period. Specifically, in order to hold Fund shares for the entirety of an Outcome Period, an investor must buy or continue holding shares at the close on the last trading day of the prior Outcome Period and sell or continue holding the shares at the close on the last trading day of the current Outcome Period.

If investors buy Fund shares after the start of the Outcome Period or sell Fund shares before the Outcome Period concludes, they may experience returns that differ significantly from the Outcomes. These include experiencing little or no gains related to the Accelerated Return or the Underlying Stock and losses that are greater than the Underlying Stock’s losses. The Fund does not provide a buffer, floor or other protection against losses. If the Underlying Stock’s share price decreases in value over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Fund shares for the entire Outcome Period with a return that matches the decrease in value experienced by the Underlying Stock. The Outcomes may not be achieved, and investors may lose some or all of their money.

The Fund will be offered indefinitely and is not intended to terminate after one or more Outcome Periods.

The Current Outcome Period

For the current Outcome Period of February 1, 2026 and ending on February 28, 2026, the Approximate Cap is 11.62%, before taking into account any fees or expenses charged to, or transaction costs incurred by, the Fund. When the Fund’s annualized management fee of 0.75% of its average daily net assets is taken into account, the Approximate Cap for the current Outcome Period is reduced to 11.56%. The returns that the Fund seeks to provide do not take into account expenses incurred by the Fund. Please visit the Fund’s page at https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-tsla-monthly-etf for more information about the potential outcomes of an investment in the Fund during the current Outcome Period, including the remaining Approximate Cap.

The Fund’s Use of Options

The Fund principally buys and sells customized options that reference the Underlying Stock. The options in which the Fund transacts (typically, equity exchange-traded options contracts) are referred to generally as Flexible Exchange Options (“FLEX Options”). The Fund may transact in other exchange-traded options that reference the price performance of the Underlying Stock.

An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right but not the obligation to buy (in the case of a call option) or sell (in the case of a put option) a particular financial instrument at a specified future date for an agreed-upon price, commonly known as the “strike price”. When the Fund buys a call option, it pays a premium and receives the right, but not the obligation, to purchase shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. If the Fund buys a put option, it pays a premium and receives the right, but not the obligation, to sell shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a call option, it receives a premium and gives the purchaser of the option the right to purchase from the Fund shares of the Underlying Stock or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a put option, it receives a premium and gives the purchaser of the option the right to sell to the Fund shares of the Underlying Stock or other reference asset at a strike price by or on expiration date.

FLEX Options provide the ability to customize key option contract terms such as strike price, style and expiration date. The options in which the Fund invests are European style, meaning they are exercisable at the strike price only on the expiration date. The Fund typically trades options that expire at or around the end of each Outcome Period. The options are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees the performance by counterparties to certain derivatives contracts. The OCC may make adjustments to FLEX Options for certain significant events.
As an in-the-money option held by the Fund approaches its expiration date, its value typically will increasingly move with the value of its reference asset, such as the Underlying Stock. However, the value of the options may change because of factors other than the value of the reference asset, including interest rate changes, dividends, the actual and perceived volatility of the reference asset, the remaining time until the options expire, limitations established by options exchanges, and trading conditions in the options market, among others. Due to these factors, the value of the options typically does not increase or decrease at the same rate as the Underlying Stock’s share price on a day-to-day basis. As a result, the Fund’s net asset value per share (“NAV”) may not increase or decrease at the same rate as the Underlying Stock’s share price.

Outcomes Targeted by the Fund

For each Outcome Period, the Fund obtains exposure to the share price return of the Underlying Stock by creating a synthetic long position in the Underlying Stock by buying a call option and selling a put option, each with a strike price that is approximately at-the-money (“ATM”) relative to the Underlying Stock and expiring in one month or later, that references the price performance of the Underlying Stock. Alternatively, the Fund may choose to use swaps to gain exposure to the share price return of the Underlying Stock. The Accelerated Return and Approximate Cap are typically created by trading a set of three call options, as described below, at the close of the last trading day of the prior Outcome Period.

Accelerated Return. The Fund creates the Accelerated Return by buying one ATM call with one month to expiration (the “Accelerated Return Call”). This exposure to the Underlying Stock, combined with the Fund’s investment in the synthetic long position in the Underlying Stock, creates the approximately double upside return.

Approximate Cap. The Fund creates the Approximate Cap by selling two call options that are each equal to the notional value of the Accelerated Return Call and the synthetic long position in the Underlying Stock. Each of these call options have a higher, out-of-the-money strike price relative to the Underlying Stock’s share price (the “Cap Options”). The Fund uses the premium collected from selling the Cap Options to cover the premium that it pays to buy the Accelerated Return Call. The Cap Options’ higher strike price prevents the Fund from realizing the benefit of any increase in the Underlying Stock’s share price above that strike price. The Approximate Cap for an Outcome Period is approximately twice the upside return implied by the strike price of the Cap Options for that Outcome Period. For example, if the Fund sets the strike price of the sold Cap Options at approximately 5% above the starting price of the Underlying Stock (e.g., 105% of its initial value), the Approximate Cap for the Fund would be approximately 110% of the Fund’s initial value. This reflects the Fund’s upside participation rate of approximately 2x the potential appreciation of the Underlying Stock between 100% and 105%. Even if the Underlying Stock appreciates beyond the higher-strike Cap Options’ call level of 105% of its initial value, the maximum return the Fund can achieve during the Outcome Period would be approximately 10%.

The Approximate Cap for each Outcome Period is determined on the last trading day of the preceding month. The strike price for the Cap Options depends on the market conditions when the option is sold and likely will be different for each Outcome Period, resulting in a different Approximate Cap for each Outcome Period. For example, the Approximate Cap for July will be set based on market conditions at the close of trading on the last trading day in June. If the Shares are held for an entire Outcome Period, this structure seeks to allow for amplified gains in moderately bullish markets, while exposing investors to 1x downside losses.

The Fund’s Accelerated Return and Approximate Cap (net of the management fee) for the current Outcome Period, along with the Fund’s current position relative to the Outcomes, is available and updated daily on the Fund’s page at http://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-tsla-monthly-etf .

On the last trading day of each Outcome Period, the Fund will trade a new set of options to create the synthetic long position in the Underlying Stock, the Accelerated Return and Approximate Cap for the next Outcome Period. For example, on the last trading day of July, the Fund would establish a new structure for August, and on the last trading day of August, it would establish the structure for September. After the close of business on the last trading day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Approximate Cap (gross and net of its management fee) for the next Outcome Period.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

Outcome Period

The Outcomes for an Outcome Period apply only to Fund shares that are held over the entire Outcome Period. An investor who purchases Fund shares after the beginning of an Outcome Period or who sells Fund shares before the end of an Outcome Period may not fully realize the Approximate Cap for the Outcome Period and may experience price returns that are different from the Outcomes. This is because, while the Outcomes are fixed levels that are calculated in relation to the Underlying Stock’s price and the Fund’s NAV at the start of that Outcome Period and generally remain constant throughout the Outcome Period, an investor who transacts in Fund shares during the Outcome Period will likely do so at a price that is different from the Fund’s NAV at the start of the Outcome Period.

For example, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Stock’s share price has increased from its price at the beginning of the Outcome Period, the investor’s upside limit may be lower than the Approximate Cap and the investor may experience losses that exceed the losses of the Underlying Stock for the remainder of the Outcome Period. Conversely, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Stock’s share price has decreased from its price at the beginning of the Outcome Period, the Fund may require a larger increase in the Underlying Stock’s share price before it reaches the Accelerated Return.

Fund and Underlying Stock Performance

If there are any inflows, or creation transactions, for the Fund during an Outcome Period, the Fund will typically seek to trade the same set of options as described above. This will occur even in circumstances where the Fund would receive a negligible premium for selling the Cap Options, which may give up more sizable returns to the extent that the option later becomes in-the-money.

The Fund’s market value and NAV may not correlate with the Underlying Stock. In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the Approximate Cap and a downside that is significantly greater than the price return of the Underlying Stock. Investors may lose their entire investment, and an investment in the Fund is appropriate only for investors willing to bear those losses.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities or other instruments that provide exposure to TSLA. The Fund will consider the notional value of its options positions for the purpose of assessing compliance with this 80% Policy.

The Underlying Stock

Tesla, Inc.

Tesla, Inc. (“Tesla”)is an automotive and energy company that designs, develops, manufactures, and sells electric vehicles and energy generation and energy storage products, and provides related services. The common stock of Tesla (TSLA) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by Tesla pursuant to the Exchange Act can be located by reference to the SEC file number 001-34756 through the SEC’s website at www.sec.gov. In addition, information regarding Tesla may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.
This prospectus relates only to the securities offered hereby and does not relate to the shares of TSLA or other securities of Tesla. The Fund has derived all disclosures contained in this document regarding Tesla from the publicly available documents. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Tesla is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of TSLA have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Tesla could affect the value of the Fund’s investments with respect to TSLA and therefore the value of the Fund.

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result of its investment strategy, the Fund will be concentrated in the industry to which Tesla is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry to which TSLA is assigned). As of the date of this prospectus, Tesla is assigned to the automotive industry.

Strategy Portfolio Concentration [Text]	As a result of its investment strategy, the Fund will be concentrated in the industry to which Tesla is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry to which TSLA is assigned). As of the date of this prospectus, Tesla is assigned to the automotive industry.